Leases - Summary of carrying amount of right-of-use assets by class of underlying asset (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount of right-of-use assets	¥ 150,682
Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount of right-of-use assets	141,092
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount of right-of-use assets	1,950
Tools, furniture and fixtures [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount of right-of-use assets	¥ 7,640